Intangible Assets - Estimated Future Amortization Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020		$ 325
2021		296
2022		296
2023		296
Thereafter		100
Total	$ 1,062	$ 1,313	$ 1,958